SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
	Number of awards	Weighted-average exercise price	Weighted average remaining contractual life years	Aggregate intrinsic value (**)

Outstanding at December 31, 2011 (1)	2,223,166	$9.45
RSUs granted	620,800	$0.01
Stock options exercised	(964,258)	$13.37
Vested and issued RSUs	(285,471)	$0.01
Forfeited (2)	(12,362)	$1.52

Outstanding at December 31, 2012 (3)	1,581,875	$5.13	1.79	$44,202

Stock options exercisable at December 31, 2012	536,215	$13.72	2.64	$10,376

Vested and expected to vest (4) (*)	1,544,290	$5.25	1.81	$42,965

(1)	Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52; and (ii) 669,007 RSUs.
(2)	Includes (i) 1,151 forfeited stock options with weighted average exercise price of $16.28; and (ii) 11,211 forfeited RSUs.
(3)
Includes (i) 588,750 stock options with weighted average exercise price of $13.76, with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,369; and (ii) 993,125 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $32,833.

(4)
Includes (i) 588,343 stock options with weighted average exercise price of $13.76 with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,361; and (ii) 955,947 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $31,604.

(*)	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.
(**)
The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Ordinary Shares on the NASDAQ Global Select Market on December 31, 2012 and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on December 31, 2012. This amount changes based on the fair market value of the Ordinary Shares.

Schedule of Stock Option Plans, by Exercise Price Range
	Awards	Weighted	Aggregate	Awards	Weighted
	outstanding as of	average remaining	intrinsic value as of	exercisable as of	average remaining
	December 31,	contractual	December 31,	December 31,	contractual
Exercise price	2012	life years	2012	2012	life years

$ 0.01 (RSUs)	993,125	1.25	$32,833	--	--
$2.81 - $3.12	42,898	0.81	1,295	42,898	0.81
$10.33 - $11.97	86,933	3.69	1,877	64,024	3.69
$13.45 - $16.62	458,919	2.70	8,197	429,293	2.67
	1,581,875	1.79	$44,202	536,215	2.64

Schedule of Stock-based Compensation Expenses Recognized
	Year ended December 31,
	2012	2011

Costs of revenues	$298	$359
Research and development expenses	6,026	4,446
Selling and marketing expenses	2,403	1,867
General and administrative expenses	2,471	1,934

Total stock-based compensation expenses	$11,198	$8,606